SUPPLEMENTARY OIL & GAS INFORMATION (Unaudited) - Capitalized Costs Related to Crude Oil and Natural Gas Activities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Capitalized costs, proved properties	$ 128,872	$ 122,946	$ 118,907
Capitalized costs, unproved properties	2,579	2,637	2,632
Capitalized costs, gross	131,451	125,583	121,539
Net capitalized costs	70,203	66,783	67,388
Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	(61,248)	(58,800)	(54,151)
North America
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Capitalized costs, proved properties	117,643	110,154	106,900
Capitalized costs, unproved properties	2,510	2,600	2,541
Capitalized costs, gross	120,153	112,754	109,441
Net capitalized costs	67,329	63,892	64,662
North America | Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	(52,824)	(48,862)	(44,779)
North Sea
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Capitalized costs, proved properties	7,296	7,321	7,126
Capitalized costs, unproved properties	0	0	0
Capitalized costs, gross	7,296	7,321	7,126
Net capitalized costs	1,584	1,586	1,473
North Sea | Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	(5,712)	(5,735)	(5,653)
Offshore Africa
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Capitalized costs, proved properties	3,933	5,471	4,881
Capitalized costs, unproved properties	69	37	91
Capitalized costs, gross	4,002	5,508	4,972
Net capitalized costs	1,290	1,305	1,253
Offshore Africa | Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	$ (2,712)	$ (4,203)	$ (3,719)